Leases - Summary of Maturities of Operating and Finance Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	$ 511
2021	497
2022	438
2023	430
2024	422
Thereafter	1,381
Total	3,679
Less: Imputed Interest	406
Present value of lease liabilities	$ 3,273	$ 2,210